EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2014
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 286,100		$ 286,100	$ 286,100
Less: Accumulated Depreciation	(285,700)		(280,669)	(258,917)
Net Property and Equipment	400		5,431	27,183	400
Depreciation	5,031	23,872	21,752	10,461
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5,980		5,980	5,980
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	97,981		97,981	97,981
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 182,139		$ 182,139	$ 182,139